Contracts in Progress - Summary of Costs and Estimated Earnings on Contracts (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Costs incurred on uncompleted contracts	$ 148,335	$ 113,856	$ 112,417
Estimated contract earnings in excess of costs	198,528	151,423	160,242
Estimated contract earnings to date	346,863	265,279	272,659
Less: billed to date	(340,753)	(260,142)	(270,439)
Net contract assets	$ 6,110	$ 5,137	$ 2,220